FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Summary of financial liabilities

	December 31, 2023
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$7,337.4	$7,087.5	$—	$7,087.5	$—

	December 31, 2022
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Notes	$6,157.0	$5,568.6	$—	$5,568.6	$—
Amortizing Notes	15.5	15.5	15.5	—	—

Schedule of breakdown of trade receivables aging

	December 31, 2023	December 31, 2022
0-60 days	$787.8	$781.4
61-90 days	103.7	107.8
91+ days	127.6	165.2
	$1,019.1	$1,054.4

Schedule of currency swaps

	Notional			Fixed Foreign
	Amount	Fixed/Variable	Fixed/Variable Interest	Exchange
Underlying Items	($US)	Interest Rate Paid	Rate Received	Rate Paid	Effective Date	Expiration
4.250% 2025 Secured Notes	500.0	4.805%	4.250%	1.4198	April 29, 2020	June 1, 2025
5.125% 2026 Secured Notes	500.0	5.725%	5.125%	1.3245	December 16, 2019	December 15, 2026
8.500% 2027 Notes	48.0	8.399%	8.500%	1.3355	April 23, 2019	May 1, 2027
8.500% 2027 Notes	300.0	8.419%	8.500%	1.3355	April 23, 2019	May 1, 2027
8.500% 2027 Notes	348.0	8.500%	8.828%	1.2026	June 8, 2021	May 1, 2027
4.000% 2028 Notes	500.0	4.524%	4.000%	1.3112	November 23, 2020	August 1, 2028
4.750% 2029 Notes	350.0	5.317%	4.750%	1.2026	June 8, 2021	June 8, 2029